CAPITAL STOCK (Details Narrative) - USD ($)				12 Months Ended
	Oct. 07, 2024	Jul. 24, 2024	Feb. 28, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Apr. 14, 2022
Subsidiary, Sale of Stock [Line Items]
Capital units authorized							50,000,000
Ordinary shares, shares authorized			1,000,000,000	1,000,000,000	1,000,000,000		500,000,000
Ordinary shares, par value	$ 0.00005		$ 0.00005	$ 0.00005	$ 0.00005		$ 0.0001
Share split			2-for-1
Capital units			$ 50,000
Share capital issued			$ 1,125	$ 1,320	$ 1,125
Ordinary shares, shares issued			22,500,000	26,400,000	22,500,000
Ordinary per share		$ 4.00
Share price		$ 4.00
Shareholding percentage	5.00%
Contract amount				$ 9,216,000
Consultant expense				6,144,000
Prepayment of consulting fees				$ 3,072,000
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of Ordinary shares relating to IPO, netting of underwriting discounts and commissions, shares	2,400,000	250,000		1,500,000
Contract amount				$ 120
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of Ordinary shares relating to IPO, netting of underwriting discounts and commissions, shares		1,500,000